Earning Per Share - Schedule of Earning Per Share (Details) - Bioceres Crop Solutions Corp. [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Numerator
Loss/Profit for the year (basic EPS)	$ (111,460,708)	$ (32,685,398)	$ 40,435,923
Loss/Profit for the year (diluted EPS)	$ (111,460,708)	$ (32,685,398)	$ 40,435,923
Denominator
Number of shares (basic EPS)	6,462,960	5,821,519	4,593,222
Number of shares (diluted EPS)	6,462,960	5,821,519	4,593,222
Basic (loss)/profit attributable to ordinary equity holders of the parent	$ (17.2461)	$ (5.6146)	$ 8.8034
Diluted (loss)/profit attributable to ordinary equity holders of the parent	$ (17.2461)	$ (5.6146)	$ 8.8034